Property, plant and equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Movements of property, plant and equipment [roll forward]
Property, plant and equipment at beginning of period	$ 15,696
Additions	1,474	$ 1,774
Property, plant and equipment at end of period	12,069	15,696
Net book value of Property, plant and equipment under finance lease contracts		79
Commitments for purchases of property, plant and equipment	220	289
Capitalized borrowing costs	4	6
Gross carrying amount
Movements of property, plant and equipment [roll forward]
Property, plant and equipment at beginning of period	34,028	34,010
Costs of assets related to discontinued operations	(5,009)
Decrease through reclassification to right-of-use assets	(127)
Cost of assets related to disposal group held for sale	(23)	(309)
Impact of business combinations	44	137
Reclassifications	0
Additions	1,474	1,774
Disposals and derecognitions	(3,409)	(697)
Currency translation effects	21	(887)
Property, plant and equipment at end of period	26,999	34,028
Additions included in disposal group prior to classification to assets held for sale	23	21
Accumulated depreciation, amortisation and impairment
Movements of property, plant and equipment [roll forward]
Property, plant and equipment at beginning of period	(18,332)	(17,546)
Costs of assets related to discontinued operations	(2,118)
Decrease through reclassification to right-of-use assets	(26)
Cost of assets related to disposal group held for sale	(2)	(161)
Depreciation charge	(1,345)	(1,717)
Accumulated depreciation on disposals and derecognitions	2,846	595
Impairment charge	(205)	(324)
Reversal of impairment charge	3	20
Currency translation effects	(43)	479
Property, plant and equipment at end of period	(14,930)	(18,332)
Depreciation charge prior to classification to assets held for sale		(15)
Impairment charge prior to classification to assets held for sale	(2)
Land
Movements of property, plant and equipment [roll forward]
Property, plant and equipment at beginning of period	653
Property, plant and equipment at end of period	492	653
Land | Gross carrying amount
Movements of property, plant and equipment [roll forward]
Property, plant and equipment at beginning of period	696	720
Costs of assets related to discontinued operations	(61)
Decrease through reclassification to right-of-use assets	(122)
Cost of assets related to disposal group held for sale		(11)
Impact of business combinations	10	2
Reclassifications	57	1
Additions	6	7
Disposals and derecognitions	(75)	(7)
Currency translation effects	1	(16)
Property, plant and equipment at end of period	512	696
Land | Accumulated depreciation, amortisation and impairment
Movements of property, plant and equipment [roll forward]
Property, plant and equipment at beginning of period	(43)	(40)
Costs of assets related to discontinued operations	(8)
Decrease through reclassification to right-of-use assets	(26)
Depreciation charge		(3)
Impairment charge	(10)	(1)
Currency translation effects	(1)	1
Property, plant and equipment at end of period	(20)	(43)
Buildings
Movements of property, plant and equipment [roll forward]
Property, plant and equipment at beginning of period	7,807
Property, plant and equipment at end of period	6,339	7,807
Net book value of Property, plant and equipment under finance lease contracts		79
Buildings | Gross carrying amount
Movements of property, plant and equipment [roll forward]
Property, plant and equipment at beginning of period	14,135	14,064
Costs of assets related to discontinued operations	(1,615)
Decrease through reclassification to right-of-use assets	(3)
Cost of assets related to disposal group held for sale	(3)	(114)
Impact of business combinations	24	40
Reclassifications	332	538
Additions	112	110
Disposals and derecognitions	(1,551)	(212)
Currency translation effects	32	(291)
Property, plant and equipment at end of period	11,463	14,135
Buildings | Accumulated depreciation, amortisation and impairment
Movements of property, plant and equipment [roll forward]
Property, plant and equipment at beginning of period	(6,328)	(5,983)
Costs of assets related to discontinued operations	(562)
Cost of assets related to disposal group held for sale	(2)	(56)
Depreciation charge	(447)	(574)
Accumulated depreciation on disposals and derecognitions	1,170	180
Impairment charge	(51)	(122)
Reversal of impairment charge	1
Currency translation effects	(33)	115
Property, plant and equipment at end of period	(5,124)	(6,328)
Construction in progress
Movements of property, plant and equipment [roll forward]
Property, plant and equipment at beginning of period	2,005
Property, plant and equipment at end of period	1,290	2,005
Construction in progress | Gross carrying amount
Movements of property, plant and equipment [roll forward]
Property, plant and equipment at beginning of period	2,042	2,368
Costs of assets related to discontinued operations	(655)
Cost of assets related to disposal group held for sale	(12)	(24)
Impact of business combinations	1	15
Reclassifications	(1,019)	(1,470)
Additions	1,001	1,250
Disposals and derecognitions	(9)	(21)
Currency translation effects	1	(76)
Property, plant and equipment at end of period	1,350	2,042
Construction in progress | Accumulated depreciation, amortisation and impairment
Movements of property, plant and equipment [roll forward]
Property, plant and equipment at beginning of period	(37)	(38)
Costs of assets related to discontinued operations	(7)
Cost of assets related to disposal group held for sale		(4)
Accumulated depreciation on disposals and derecognitions	2	3
Impairment charge	(34)	(16)
Reversal of impairment charge	2	8
Currency translation effects	0	2
Property, plant and equipment at end of period	(60)	(37)
Machinery and other equipment
Movements of property, plant and equipment [roll forward]
Property, plant and equipment at beginning of period	5,231
Property, plant and equipment at end of period	3,948	5,231
Machinery and other equipment | Gross carrying amount
Movements of property, plant and equipment [roll forward]
Property, plant and equipment at beginning of period	17,155	16,858
Costs of assets related to discontinued operations	(2,678)
Decrease through reclassification to right-of-use assets	(2)
Cost of assets related to disposal group held for sale	(8)	(160)
Impact of business combinations	9	80
Reclassifications	630	931
Additions	355	407
Disposals and derecognitions	(1,774)	(457)
Currency translation effects	(13)	(504)
Property, plant and equipment at end of period	13,674	17,155
Machinery and other equipment | Accumulated depreciation, amortisation and impairment
Movements of property, plant and equipment [roll forward]
Property, plant and equipment at beginning of period	(11,924)	(11,485)
Costs of assets related to discontinued operations	(1,541)
Cost of assets related to disposal group held for sale	0	(101)
Depreciation charge	(898)	(1,140)
Accumulated depreciation on disposals and derecognitions	1,674	412
Impairment charge	(110)	(185)
Reversal of impairment charge	0	12
Currency translation effects	(9)	361
Property, plant and equipment at end of period	$ (9,726)	$ (11,924)